Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Anax Container Carrier S.A.
Business Acquisition [Line Items]
Purchase price allocation

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,094
Identifiable assets	$73,094
Purchase price	(65,000)
Gain from bargain purchase	$8,094

Identifiable intangible assets

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,094	11.3 years

Pro Forma Financial Information

For the year ended December 31, 2013
Total revenues	$176,535
Partnership's net income	$100,624
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,621
Common unit holders interest in Partnership's net income	$80,198
Net income per common unit basic	$1.05
Net income per common unit diluted	$1.02

Thiseas Container Carrier S.A.
Business Acquisition [Line Items]
Purchase price allocation

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,329
Identifiable assets	$73,329
Purchase price	(65,000)

Gain from bargain purchase	$8,329

Identifiable intangible assets

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,329	11.6 years

Pro Forma Financial Information

For the year ended December 31, 2013
Total revenues	$174,045
Partnership's net income	$100,144
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,611
Common unit holders interest in Partnership's net income	$79,728
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01

Cronus Container Carrier S.A.
Business Acquisition [Line Items]
Purchase price allocation

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,358
Identifiable assets	$73,358
Purchase price	(65,000)

Gain from bargain purchase	$8,358

Identifiable intangible assets

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,358	11.6 years

Pro Forma Financial Information

For the year ended December 31, 2013
Total revenues	$173,699
Partnership's net income	$100,031
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,609
Common unit holders interest in Partnership's net income	$79,617
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01

Hercules Container Carrier S.A.
Business Acquisition [Line Items]
Purchase price allocation

As of March 20, 2013
Vessel	$54,000
Above market acquired time charter	$19,707
Identifiable assets	$73,707
Purchase price	(65,000)

Gain from bargain purchase	$8,707

Identifiable intangible assets

Intangible assets	As of March 20, 2013	Duration of time charter acquired
Above market acquired time charter	$19,707	11.8 years

Pro Forma Financial Information

For the year ended December 31, 2013
Total revenues	$171,717
Partnership's net income	$99,571
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,600
Common unit holders interest in Partnership's net income	$79,166
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01

Iason Container Carrier S.A.
Business Acquisition [Line Items]
Purchase price allocation

As of March 27, 2013
Vessel	$54,000
Above market acquired time charter	$19,768
Identifiable assets	$73,768
Purchase price	$(65,000)

Gain from bargain purchase	$8,768

Identifiable intangible assets

Intangible assets	As of March 27, 2013	Duration of time charter acquired
Above market acquired time charter	$19,768	11.8 years